OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Details of defined benefit liability
Balance at the beginning of year	$ 21,786
Balance at end of year	20,669	$ 21,786
Plan assets
Details of defined benefit liability
Balance at the beginning of year	(2,457)	(2,192)
Employer contributions	1,037	303
Benefit payments	(819)	(90)
Administrative expenses	(109)	(106)
Interest on assets	79	87
Net return on assets excluding interest	(79)	(87)
Effect of exchange rate changes	(203)	158
Balance at end of year	(2,363)	(2,457)
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	24,243	11,867
Current service cost	975	493
Past service cost		8,754
Benefit payments	(819)	(90)
Interest cost	758	544
Actuarial (gains) losses arising from changes in economic assumptions	(1,188)	1,035
Actuarial losses arising from changes in demographic assumptions	1,277
Actuarial (gains) losses arising from Plan experience	(226)	421
Effect of exchange rate changes	1,988	(1,219)
Balance at end of year	$ 23,032	$ 24,243